RELATED PARTY TRANSACTIONS - Summary of Short-Term Balance Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Other current liabilities	$ 21,294	$ 27,259
TFG Marine
Related Party Transaction [Line Items]
Other current liabilities	3,109	8,479
Other
Related Party Transaction [Line Items]
Other current liabilities	109	678
Seatankers
Related Party Transaction [Line Items]
Other current liabilities	13	0
Affiliated Entity
Related Party Transaction [Line Items]
Other current liabilities	$ 3,231	$ 9,157